BUSINESS ACQUISITION (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) yr shares
Business Acquisition 1	100.00%
Business Acquisition 2	$ 12.7
Business Acquisition 3	7.5
Business Acquisition 4	0.7
Business Acquisition 5	$ 1.5
Business Acquisition 6 | shares	1,543,455
Business Acquisition 7	$ 5.8
Business Acquisition 8 | yr	5